INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2022
Investment property [abstract]
Disclosure of detailed information about investment property
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Fair value, beginning of year	$100,865	$96,782
Additions	11,580	13,558
Acquisitions through business combinations	9,805	988
Changes in basis of accounting	(274)	599
Dispositions[1]	(4,430)	(15,017)
Fair value changes	629	5,073
Foreign currency translation and other	(3,075)	(1,118)
Fair value, end of year[2]	$115,100	$100,865
1.Includes amounts reclassified to held for sale.
2.As at December 31, 2022, the ending balance includes $108.2 billion (December 31, 2021 – $94.9 billion) of investment properties leased to third parties and $4.4 billion of Right-of-use (“ROU”) investment properties (December 31, 2021 – $4.1 billion).

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2022			2021
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$91	$1,475	$—	$48	$1,972	$—
Corporate bonds	65	1,754	324	85	2,050	383
Fixed income securities and other	493	2,099	3,376	762	1,908	451
Common shares and warrants	3,975	377	2,120	4,063	548	1,316
Loans and notes receivables	22	26	5	—	—	5
	4,646	5,731	5,825	4,958	6,478	2,155
Accounts receivable and other	12	3,731	6	3	2,265	77
	$4,658	$9,462	$5,831	$4,961	$8,743	$2,232
Financial liabilities
Accounts payable and other	$7	$4,469	$2,419	$29	$4,150	$1,311
Subsidiary equity obligations	—	441	673	—	135	1,403
	$7	$4,910	$3,092	$29	$4,285	$2,714
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2022	2021
Core	$19,267	$19,384
Transitional and Development	25,434	28,334
LP Investments	69,501	51,620
Other investment properties	898	1,527
	$115,100	$100,865

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the key valuation metrics of the company’s investment properties:

	2022			2021
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	6.2%	4.6%	11	5.9%	4.6%	11
Transitional and Development[1]	7.6%	5.9%	10	7.3%	5.8%	10
LP Investments[1]	8.4%	5.7%	13	9.1%	5.9%	13
Other investment properties[2]	7.5%	n/a	n/a	8.7%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.
2.Other investment properties include investment properties held in our Infrastructure and Private Equity segments.